UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period: 4/30/14

Item 1.  Reports to Stockholders.

Toews Hedged Emerging Markets Fund

Toews Hedged Growth Allocation Fund

Toews Hedged High Yield Bond Fund

Toews Hedged International Developed Markets Fund

Toews Hedged Large-Cap Fund

Toews Hedged Small & Mid-Cap Fund

Toews Unconstrained Income Fund

Annual Report

April 30, 2014

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

Investing in equities and bonds has the potential to generate above-inflation returns for investors.  Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent but severe losses during bear market cycles.  As a consequence, risk abatement strategies are ideal for investment in financial markets.  The objective of our strategy is to provide investors with access to financial markets while reducing the risk of significant loss.

Our Strategy and Fund Performance

Our dynamic hedging system enters and exits markets based entirely on asset price movements.  When prices are rising, the system is fully invested in equities (or high yield bonds), and we attempt to replicate the target index of the fund.  At every point during a rising market, our system maintains an exit point at some percentage below the market.  As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of increase of index prices.

Once our system exits a market, it remains out of that asset class as long as it is declining.  Just as our hedging point slowly increases during rising markets, our point of re-entry adjusts lower as markets move lower.  The longer declines last, the more likely it is that we will re-enter the market at a lower point than we exited.  During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

Each exit out of the market creates a possible market under-performance event.  If the system implements a full hedge and the market reverses over the short term, the market re-entry point can be higher than the exit level.  This can happen several days or several weeks after a hedge is initiated.  The greater the number of incidences of hedging per year, the more vulnerable the system is to under-performance.

In other words, while our system attempts to reduce the risk of significant loss, there may be a cost to implementing this system which can be realized if the funds under-perform their benchmarks.  Ideal investors for our funds are those for whom loss avoidance is paramount.

During the 12 months or period ended April 30, 2014, the markets were generally rising, with the S&P 500 higher by 20.44%.  Our funds each saw several short-term exits and re-entries into the markets during the course of the year. As a result of these short-term exits and re-entries, our funds generally under-performed their benchmarks (see table below).

Fund	Net Assets	Fund Performance*	Benchmark Return*	Benchmark
Toews Hedged Emerging Markets Fund	$5,077,400	-8.6%	-1.84%	MSCI Emerging Markets Net (USD)
Toews Hedged International Developed Markets Fund	$78,384,368	-0.17%	13.35%	MSCI EAFE Net (USD)
Toews Hedged High Yield Bond Fund	$122,708,450	5.60%	6.24%	BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index
Toews Hedged Large Cap Fund	$83,870,540	17.82%	20.44%	S&P 500 Total Return
Toews Hedged Small & Mid Cap Fund	$107,932,950	18.05%	20.50% 18.61%	Russell 2000 Total Return S&P Mid-Cap 400 Total Return
Toews Hedged Growth Allocation Fund	$29,945,363	10.17%	20.44%	S&P 500 Total Return
Toews Unconstrained Income Fund	$61,389,171	4.08%	3.76%	Barclays Aggregate Bond Index

*For the 12 month or period ended April 30, 2014.

Our Outlook

Although the economy continues to have many challenges, we remain cautiously optimistic. The crucial advantage of our methodology is its ability to attempt to avoid the bulk of market declines. If this is achieved successfully, it creates an opportunity to buy near market lows and participate in rebounds. As a result, it may be possible to produce positive returns even when the market is losing money or moving sideways.

Secular bear markets, like those that we have participated in over the past 13 years, include not just large drops, but sizable stock market rallies. During the Great Depression, the stock market was in various stages of decline from 1929 through 1942. Despite the decidedly negative bias of the market, the Dow Jones Industrial Average experienced 7 bull markets with returns producing average gains of 54%, lasting on average 7.5 months. Systems that successfully avoid big declines can provide decent returns for investors if they participate in even a portion of these robust market rallies.

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an asset class that helps protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system is built.

While data could improve over coming months and stocks could move higher, we feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews

Randall D. Schroeder

Co-Portfolio Manager

Co-Portfolio Manager

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

5117-NLD-06/23/2014

Toews Hedged Emerging Markets Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2014

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2014
	1 Year	3 Year	Since Inception*
Toews Hedged Emerging Markets Fund	-8.60%	-14.32%	-4.02%
MSCI Emerging Markets Index	-1.84%	-3.74%	9.67%
S&P 500 Total Return Index	20.44%	13.83%	19.00%

* Commencement of operations is May 15, 2009.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.24% of average net assets per the Fund's prospectus dated August 28, 2013.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2014
Percent of
Net Assets
Variable Rate Bonds & Notes	35.3%
Cash and Other Assets Less Liabilities	64.7%
100.0%

Please refer to the Fund's Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Toews Hedged Growth Allocation Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2014

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2014
	1 Year	3 Year	Since Inception*
Toews Hedged Growth Allocation Fund	10.17%	3.01%	4.83%
S&P 500 Total Return Index	20.44%	13.83%	17.23%

* Commencement of operations is August 2, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.72% of average net assets, per the Fund's prospectus dated August 28, 2013.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2014
Percent of
Net Assets
Mutual Funds - Debt Funds	23.0%
Municipal Bonds	9.0%
Variable Rate Bonds & Notes	4.0%
Cash and Other Assets Less Liabilities	64.0%
100.0%

Please refer to the Fund's Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Toews Hedged High Yield Bond Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2014

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2014
	1 Year	3 Year	Since Inception*
Toews Hedged High Yield Bond Fund	5.60%	6.84%	8.46%
BofA Merrill Lynch High Yield Cash Pay Index	6.24%	8.41%	10.90%

* Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.98% of average net assets, per the Fund's prospectus dated August 28, 2013.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2014
Percent of
Net Assets
Mutual Funds - Debt Funds	98.9%
Exchange Traded Funds - Debt Funds	0.8%
Cash and Other Assets Less Liabilities	0.3%
100.0%

Please refer to the Fund's Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Toews Hedged International Developed Markets Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2014

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2014
	1 Year	3 Year	Since Inception*
Toews Hedged International Developed Markets Fund	-0.17%	-4.52%	-1.42%
The MSCI EAFE Index	13.35%	5.66%%	12.95%

* Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.57% of average net assets, per the Fund's prospectus dated August 28, 2013.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2014
Percent of
Net Assets
Municipal Bonds	6.2%
Variable Rate Bonds & Notes	3.2%
Cash and Other Assets Less Liabilities	90.6%
100.0%

Please refer to the Fund's Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Toews Hedged Large-Cap Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2014

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2014
	1 Year	3 Year	Since Inception*
Toews Hedged Large-Cap Fund	17.82%	6.59%	9.15%
S&P 500 Total Return Index	20.44%	13.83%	18.21%

* Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.56% of average net assets, per the Fund's prospectus dated August 28, 2013.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2014
Percent of
Net Assets
Municipal Bonds	4.0%
Variable Rate Bonds & Notes	1.5%
Cash and Other Assets Less Liabilities	94.5%
100.0%

Please refer to the Fund's Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Toews Hedged Small & Mid-Cap Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2014

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2014
	1 Year	3 Year	Since Inception*
Toews Hedged Small & Mid-Cap Fund	18.05%	4.61%	8.77%
S&P Mid-Cap 400 Total Return Index	18.61%	11.77%	18.64%
Russell 2000 Total Return Index	20.50%	10.74%	17.45%

* Commencement of operations is June 4, 2010.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.49% of average net assets of average net assets, per the Fund's prospectus dated August 28, 2013.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2014
Percent of
Net Assets
Municipal Bonds	14.2%
Variable Rate Bonds & Notes	1.0%
Cash and Other Assets Less Liabilities	84.8%
100.0%

Please refer to the Fund's Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Toews Unconstrained Income Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2014

Comparison of Change in Value of $10,000 Investment

Total Returns as of April 30, 2014
Since Inception*
Toews Unconstrained Income Fund	4.08%
Barclays Aggregate Bond Index	3.76%

* Commencement of operations is August 28, 2013.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.61% of average net assets of average net assets, per the Fund's prospectus dated August 28, 2013.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2014
Percent of
Net Assets
Mutual Funds - Debt Funds	95.7%
Exchange Traded Funds - Debt Funds	3.9%
Cash and Other Assets Less Liabilities	0.4%
100.0%

Please refer to the Fund's Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Toews Hedged Emerging Markets Fund
Portfolio of Investments
April 30, 2014

Principal		Market Value
VARIABLE RATE BONDS & NOTES - 35.3% (b)(c)
COMMERCIAL SERVICES- 6.9%
$ 350,000	Allen Temple African Methodist Episcopal Church, 0.33%, 7/1/22	$ 350,000

HEALTHCARE - SERVICES - 18.9%
960,000	Kingston Care Center of Fort Wayne LLC, 0.28%, 7/1/27	960,000

MUNICIPAL - 9.5%
480,000	Milford Hiksville Ohio Junior Township 0.22%, 12/1/37	480,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,790,000)	1,790,000

TOTAL INVESTMENTS - 35.3%
	(Cost - $1,790,000)(a)	$ 1,790,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 64.7%	3,287,400
	NET ASSETS - 100.0%	$ 5,077,400

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
104	Emerging Market Future maturing June 2014	$ 33,530
TOTAL FUTURES CONTRACTS
(Underlying Notional Amount $5,171,400)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ -

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 35.3% of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Portfolio of Investments
April 30, 2014

Shares		Market Value
	MUTUAL FUNDS - 23.0%
	DEBT FUNDS - 23.0%
38,621	American High-Income Trust - Class R-6	$ 443,755
18,477	Columbia High Yield Bond Fund - Class Z	55,985
20,733	Ivy High Income Fund Class I	180,788
20,719	Janus High-Yield Fund N Shares	194,139
16,547	John Hancock Core High Yield Fund - Class I	182,677
133,889	Lord Abbett High Yield Fund Class I	1,065,758
147,878	Nuveen High Income Bond Fund - Class I	1,361,956
42,285	PIMCO High Yield Fund - Institutional Class	411,433
54,571	Principal High Yield Fund - Institutional Class	428,385
73,936	Prudential High Yield Fund, Inc. - Class Z	430,306
43,030	RidgeWorth SEIX High Yield Fund - I Shares	429,007
24,594	SEI Institutional Investment Trust - High Yield Bond Fund - Class A	243,727
54,121	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	425,934
78,637	Waddell & Reed Advisors High Income Fund - Class Y	605,501
45,434	Western Asset High Yield Fund - Institutional Class	420,722
	TOTAL MUTUAL FUNDS (Cost - $6,792,333)	6,880,073

Principal	VARIABLE RATE BONDS & NOTES - 4.0% (b)(c)
	COMMERCIAL SERVICES - 2.0%
$ 326,000	Cincinnati Bar Association, 0.33%, 8/1/21	326,000
290,000	Science & Technology Campus Corp., 0.33%, 11/1/20	290,000
		616,000
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
173,000	Kalamazoo Funding Co. LLC, 0.28%, 12/15/26, Series 96A	173,000
140,000	Kalamazoo Funding Co. LLC, 0.28%, 12/15/26, Series 96B	140,000
271,000	Tice Family LLC, 0.33%, 12/1/35	271,000
		584,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,200,000)	1,200,000

	MUNICIPAL BONDS - 9.0% (b)(c)
	ILLINOIS - 3.3%
1,000,000	Will-Kankakee Regional Development Authority, 0.22%, 8/1/36	1,000,000

	MICHIGAN - 3.7%
540,000	Michigan State Strategic Fund, 0.22%, 4/1/31	540,000
565,000	Michigan State Strategic Fund, 0.22%, 12/1/31	565,000
		1,105,000
	OHIO - 2.0%
600,000	Summit County Ohio Port Authority Rev, 0.22%, 2/1/28	600,000

	TOTAL MUNICIPAL BONDS (Cost $2,705,000)	2,705,000

	TOTAL INVESTMENTS - 36.0% (Cost - $10,697,333)(a)	$ 10,785,073
	CASH AND OTHER ASSETS LESS LIABILITIES - 64.0%	19,160,290
	NET ASSETS - 100.0%	$ 29,945,363

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Continued)
April 30, 2014

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
96	MSCI EAFE Index mini, maturing June 2014	$ 146,482
	TOTAL FUTURES CONTRACTS	$ 146,482
(Underlying Notional Amount $9,236,640)

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $10,706,905 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 80,630
Unrealized depreciation:		(2,462)
Net unrealized appreciation:		$ 78,168

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 13.0% of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Portfolio of Investments
April 30, 2014

Shares		Market Value
	MUTUAL FUNDS - 98.9%
	DEBT FUNDS - 98.9%
1,450,272	American High-Income Trust - Class R-6	$ 16,663,625
551,051	BlackRock High Yield Portfolio - Institutional Class	4,590,251
30,960	Columbia High Yield Bond Fund - Class Z	93,810
465,116	Franklin High Income Fund - Advisor Class	1,000,000
583,789	Ivy High Income Fund - Class I	5,090,639
593,370	Janus High-Yield Fund - N Shares	5,559,875
417,250	John Hancock Core High Yield Fund - Class I	4,606,438
767,804	Lord Abbett High Yield Fund - Class I	6,111,719
1,062,659	Nuveen High Income Bond Fund - Class I	9,787,092
1,385,005	PIMCO High Yield Fund - Institutional Class	13,476,103
1,274,496	Principal High Yield Fund - Institutional Class	10,004,795
1,721,770	Prudential High Yield Fund, Inc. - Class Z	10,020,704
1,003,879	RidgeWorth SEIX High Yield Fund - I Shares	10,008,669
437,721	SEI Institutional Investment Trust - High Yield Bond Fund - Class A	4,337,814
1,264,522	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	9,951,785
383,702	Waddell & Reed Advisors High Income Fund - Class Y	2,954,504
757,140	Western Asset High Yield Fund - Institutional Class	7,011,121
	TOTAL MUTUAL FUNDS (Cost - $119,491,890)	121,268,944

	EXCHANGE TRADED FUNDS - 0.8%
	DEBT FUNDS - 0.8%
6,400	iShares iBoxx $ High Yield Corporate Bond ETF	603,776
10,550	SPDR Barclays Capital High Yield Bond ETF	436,242
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,036,249)	1,040,018

	TOTAL INVESTMENTS - 99.7% (Cost - $120,528,139)(a)	$ 122,308,962
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.3%	399,488
	NET ASSETS - 100.0%	$ 122,708,450

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $120,834,861 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 1,550,156
Unrealized depreciation:		(76,055)
Net unrealized appreciation:		$ 1,474,101

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Portfolio of Investments
April 30, 2014

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 3.2% (b)(c)
	BUILDING MATERIALS - 0.9%
$ 635,000	Schulte Corp., 0.28%, 9/1/24	$ 635,000

	COMMERCIAL SERVICES- 0.1%
110,000	Light of the World Christian Church, Inc., 0.33%, 7/1/22	110,000

	DIVERSIFIED FINANCIAL SERVICES - 1.7%
460,000	Michigan Equity Group LLC, 0.28%, 4/1/34	460,000
892,000	RDV Finance LLC, 0.28%, 3/1/40	892,000
		1,352,000
	FOOD - 0.5%
398,000	Forward Corp., 0.28%, 12/1/30	398,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $2,495,000)	2,495,000

	MUNICIPAL BONDS - 6.2% (b)(c)
	GEORGIA - 1.0%
800,000	DeKalb County Development Authority, 0.21%, 11/1/22	800,000

	KENTUCKY - 0.6%
435,000	Georgetown Kentucky Industrial Building Revenue, 0.20%, 11/15/29	435,000

	MICHIGAN - 1.4%
860,000	Genesee Country Economic Development Corp/MI, 0.21%, 4/1/30	860,000
245,000	Michigan Higher Education Facilities Authority, 0.20%, 1/1/36	245,000
		1,105,000
	OHIO - 3.2%
730,000	Akron Ohio Metro HSG Authority, 0.21%, 4/1/18	730,000
1,790,000	Parma Ohio Economic, 0.22%, 2/1/31	1,790,000
		2,520,000

	TOTAL MUNICIPAL BONDS (Cost $4,860,000)	4,860,000

	TOTAL INVESTMENTS - 9.4%
	(Cost - $7,355,000)(a)	$ 7,355,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 90.6%	71,029,368
	NET ASSETS - 100.0%	$ 78,384,368

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
834	MSCI EAFE Index mini, maturing June 2014	$ 1,273,590
	(Underlying Notional Amount $80,243,310)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ -
Unrealized depreciation:		-
Net unrealized appreciation:		$ -

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 9.4% of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.

See accompanying notes to financial statements.

Toews Hedged Large-Cap Fund
Portfolio of Investments
April 30, 2014

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 1.5% (b)(c)
	COMMERCIAL SERVICES- 0.4%
$ 370,000	Light of the World Christian Church, Inc., 0.33%, 7/1/22	$ 370,000

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
140,000	Tile Shop of Michigan LLC, 0.33%, 4/1/28	140,000

	FOREST PRODUCTS & PAPER - 0.5%
400,000	Envelope Printery, Inc., 0.33%, 3/1/27	400,000

	HEALTHCARE - SERVICES - 0.1%
85,000	New Lexington Clinic PSC, 0.33%, 12/1/27	85,000

	REAL ESTATE - 0.3%
275,000	L3 Corp., 0.33%, 11/1/17	275,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost 1,270,000)	1,270,000

	MUNICIPAL BONDS- 4.0% (b)(c)
	FLORIDA - 0.6%
500,000	Florida State Development Finance Corp., 0.00%, 3/1/34	500,000

	INDIANA - 1.2%
1,000,000	Indiana Finance Authority, 0.22%, 12/1/28	1,000,000

	MICHIGAN - 1.1%
900,000	Jackson County Economic Development Corp., 0.19%, 12/1/14	900,000

	OHIO - 1.1%
270,000	County of Franklin OH, 0.22%, 4/1/22	270,000
430,000	Highland County Joint Township Hospital District, 0.22%, 8/1/24	430,000
240,000	Sharonville OH Indl Development Revenue, 0.19%, 9/1/14	240,000
		940,000

	TOTAL MUNICIPAL BONDS (Cost $3,340,000)	3,340,000

	TOTAL INVESTMENTS - 5.5%
	(Cost - $4,610,000)(a)	$ 4,610,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 94.5%	79,260,540
	NET ASSETS - 100.0%	$ 83,870,540

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ -
Unrealized depreciation:		-
Net unrealized appreciation:		$ -

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 5.5% of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.

See accompanying notes to financial statements.

Toews Hedged Small & Mid Cap Fund
Portfolio of Investments
April 30, 2014

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 1.0% (b)(c)
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
$ 700,000	Fornell Associated LLC, 0.33%, 7/1/23	$ 700,000
400,000	Willow Interest LLC, 0.33%, 4/1/25	400,000
	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,100,000)	1,100,000

	MUNICIPAL BONDS - 14.2% (b)(c)
	ILLINOIS - 1.3%
430,000	Illinois Finance Authority, 0.23%, 9/1/17	430,000
1,000,000	Orlando Park II Indl Dev, 0.22%, 4/1/31	1,000,000
		1,430,000
	INDIANA - 0.4%
440,000	Kendallville Indiana Economic Rev. 0.24%, 3/1/26	440,000

	KENTUCKY - 0.3%
300,000	Lexington Fayette KY Urban County, 0.20%, 12/1/31	300,000

	MICHIGAN - 2.1%
800,000	Michigan State Hospital Finance Authority, 0.20%, 2/1/22	800,000
100,000	Michigan Strategic Fund, 0.20%, 10/1/25	100,000
1,400,000	Michigan Strategic Fund, 0.22%, 3/1/37	1,400,000
		2,300,000
	OHIO - 5.7%
530,000	City of Hamilton OH, 0.22%, 4/1/20	530,000
895,000	City of Hamilton OH, 0.22%, 11/1/23	895,000
567,000	City of Hamilton OH, 0.22%, 9/1/25	567,000
3,980,000	City of Hamilton OH, 0.19%, 12/1/26	3,980,000
120,000	Highland County Ohio, 0.22%, 8/1/24	120,000
		6,092,000
	SOUTH CAROLINA - 4.4%
4,750,000	South Carolina Jobs-Economic Development Authority, 0.19%, 2/1/28	4,750,000

	TOTAL MUNICIPAL BONDS (Cost $15,312,000)	15,312,000

	TOTAL INVESTMENTS - 15.2%
	(Cost - $16,412,000)(a)	$ 16,412,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 84.8%	91,520,950
	NET ASSETS - 100.0%	$ 107,932,950

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ -
Unrealized depreciation:		-
Net unrealized appreciation:		$ -

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 15.2% of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Portfolio of Investments
April 30, 2014

Shares		Market Value
	MUTUAL FUNDS - 95.7%
	DEBT FUNDS - 95.7%
159,099	American High-Income Trust - Class R-6	$ 1,828,042
279,054	BlackRock High Yield Portfolio - Institutional Class	2,324,518
27,053	Columbia High Yield Bond Fund - Class Z	81,971
467,290	Franklin High Income Fund - Advisor Class	1,004,673
194,371	Ivy High Income Fund - Class I	1,694,919
130,414	Janus High-Yield Fund - N Shares	1,221,984
283,191	John Hancock Core High Yield Fund - Class I	3,126,433
209,051	Lord Abbett High Yield Fund - Class I	1,664,046
683,152	Nuveen High Income Bond Fund - Class I	6,291,831
73,678	PIMCO High Yield Fund - Institutional Class	716,885
205,246	Principal High Yield Fund - Institutional Class	1,611,181
319,429	Prudential High Yield Fund, Inc. - Class Z	1,859,078
180,342	RidgeWorth SEIX High Yield Fund - I Shares	1,798,010
171,314	SEI Institutional Investment Trust - High Yield Bond Fund - Class A	1,697,718
234,760	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	1,847,560
493,329	Vanguard Inflation-Protected Securities Fund - Admiral Shares	12,989,348
1,207,525	Vanguard Total Bond Market Index Fund - Class I	12,980,894
2	Vanguard Short-Term Bond Index Fund - Class I	14
64,335	Waddell & Reed Advisors High Income Fund - Class Y	495,379
379,113	Western Asset High Yield Fund - Institutional Class	3,510,586
	TOTAL MUTUAL FUNDS (Cost - $57,969,228)	58,745,070

	EXCHANGE TRADED FUNDS - 3.9%
	DEBT FUNDS - 3.9%
300	iShares Core Total US Bond Market ETF	32,577
4,100	iShares iBoxx $ High Yield Corporate Bond ETF	386,794
1,500	iShares TIPS Bond ETF	170,370
10,400	SPDR Barclays High Yield Bond ETF	430,040
1,600	Vanguard Total Bond Market ETF	130,640
38,100	VelocityShares Daily Inverse VIX Short Term ETN *	1,247,394
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,330,149)	2,397,815

	TOTAL INVESTMENTS - 99.6% (Cost - $60,299,377)(a)	$ 61,142,885
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.4%	246,286
	NET ASSETS - 100.0%	$ 61,389,171

* Non-incoming producing security
ETN - Exchange Traded Notes

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $60,378,315 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 771,503
Unrealized depreciation:		(6,933)
Net unrealized appreciation:		$ 764,570

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities
April 30, 2014

				Toews Hedged
	Toews Hedged	Toews Hedged	Toews Hedged	International	Toews Hedged	Toews Hedged	Toews
	Emerging Markets	Growth Allocation	High Yield Bond	Developed Markets	Large-Cap	Small & Mid Cap	Unconstrained Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
ASSETS:
Investments, at cost	$ 1,790,000	$ 10,697,333	$ 120,528,139	$ 7,355,000	$ 4,610,000	$ 16,412,000	$ 60,299,377
Investments, at value	$ 1,790,000	$ 10,785,073	$ 122,308,962	$ 7,355,000	$ 4,610,000	$ 16,412,000	$ 61,142,885
Cash	2,601,493	14,876,862	26,199	62,130,969	64,881,217	73,431,172	-
Cash deposit with broker - futures margin balance	648,282	4,098,620	-	7,547,572	14,375,283	18,017,809	-
Receivable for securities sold	-	-	-	-	-	-	1,194,495
Net unrealized appreciation from futures contracts	33,530	146,482	-	1,273,590	-	-	-
Dividends and interest receivable	469	28,218	445,378	1,735	1,290	3,587	143,183
Receivable for fund shares sold	12,554	90,436	270,632	187,486	179,738	215,779	208,622
Prepaid expenses and other assets	11,117	7,023	15,857	15,244	14,536	14,772	18,378
Total Assets	5,097,445	30,032,714	123,067,028	78,511,596	84,062,064	108,095,119	62,707,563

LIABILITIES:
Accrued advisory fees	2,500	23,072	86,121	56,840	43,350	73,679	35,431
Payable for securities purchased	-	18,500	197,500	-	-	-	183,500
Payable for fund shares redeemed	2,043	28,019	50,544	48,687	125,771	64,222	45,902
Payable to affiliates	760	3,558	13,205	8,570	9,406	12,873	4,151
Due to custodian	-	-	-	-	-	-	1,033,122
Accrued expenses and other liabilities	14,742	14,202	11,208	13,131	12,997	11,395	16,286
Total Liabilities	20,045	87,351	358,578	127,228	191,524	162,169	1,318,392

Net Assets	$ 5,077,400	$ 29,945,363	$ 122,708,450	$ 78,384,368	$ 83,870,540	$ 107,932,950	$ 61,389,171

NET ASSETS CONSIST OF:
Paid in capital	$ 13,535,469	$ 29,445,124	$ 120,351,181	$ 80,657,030	$ 80,374,366	$ 104,130,570	$ 60,624,601
Undistributed net investment income (loss)	(20,996)	274	-	(256,040)	-	-	-
Accumulated net realized gain (loss) on
investments and futures contracts	(8,470,603)	265,743	576,446	(3,290,212)	3,496,174	3,802,380	(78,938)
Net unrealized appreciation on
investments and futures contracts	33,530	234,222	1,780,823	1,273,590	-	-	843,508
Net Assets	$ 5,077,400	$ 29,945,363	$ 122,708,450	$ 78,384,368	$ 83,870,540	$ 107,932,950	$ 61,389,171

Shares of beneficial interest outstanding	770,954	2,837,772	11,240,588	8,720,920	7,347,386	9,708,434	6,047,882
Net Asset Value, offering price and
redemption price per share	$ 6.59	$ 10.55	$ 10.92	$ 8.99	$ 11.42	$ 11.12	$ 10.15

See accompanying notes to financial statements.

Toews Funds
Statements of Operations
For the Year or Period Ended April 30, 2014

				Toews Hedged
	Toews Hedged	Toews Hedged	Toews Hedged	International	Toews Hedged	Toews Hedged	Toews
	Emerging Markets	Growth Allocation	High Yield Bond	Developed Markets	Large-Cap	Small & Mid Cap	Unconstrained Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund (a)
Investment Income:
Interest income	$ 6,912	$ 22,319	$ 140,189	$ 54,319	$ 54,713	$ 79,025	$ 162,427
Dividend income	-	292,579	5,026,165	-	-	-	1,313,360
Total Investment Income	6,912	314,898	5,166,354	54,319	54,713	79,025	1,475,787

Operating Expenses:
Investment advisory fees	80,311	251,315	986,772	597,178	619,085	832,128	326,261
Administration fees	6,478	22,679	85,031	47,588	51,882	68,164	25,894
Registration fees	20,962	14,597	15,906	15,254	15,875	15,624	16,369
Fund accounting fees	2,606	10,454	42,069	27,289	25,657	35,187	12,639
Professional fees	19,934	21,540	34,404	27,264	27,027	29,892	15,872
Transfer agent fees	6,882	16,044	52,916	33,705	34,680	45,723	19,180
Non 12b-1 shareholder servicing fees	3,805	15,591	123,060	91,204	78,825	124,616	36,170
Printing expenses	1,390	3,269	16,695	11,218	12,192	13,449	7,202
Trustees' fees	9,045	9,046	9,046	9,046	9,045	9,045	3,654
Insurance expenses	2	6	2,408	1,194	1,104	19	50
Miscellaneous expenses	297	109	3,518	153	46	153	1,752
Total Operating Expenses	151,712	364,650	1,371,825	861,093	875,418	1,174,000	465,043
Less: Expenses waived by Adviser	(55,411)	(50,463)	(137,421)	(113,567)	(100,744)	(132,871)	(60,007)
Net Operating Expenses	96,301	314,187	1,234,404	747,526	774,674	1,041,129	405,036

Net Investment Income (Loss)	(89,389)	711	3,931,950	(693,207)	(719,961)	(962,104)	1,070,751

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	-	95,285	971,754	-	-	-	(8,595)
Futures contracts	(599,671)	2,756,251	-	1,309,677	11,356,220	15,348,903	-
Distributions of capital gains from
underlying investment companies	-	22,969	491,065	-	-	-	149,537
Net change in unrealized appreciation
(depreciation) on:
Investments	-	(51,250)	(55,107)	-	-	-	843,508
Futures contracts	33,530	(556,977)	-	(672,735)	(1,297,905)	(1,880,325)	-
Net Realized and Unrealized
Gain (Loss) on Investments	(566,141)	2,266,278	1,407,712	636,942	10,058,315	13,468,578	984,450

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ (655,530)	$ 2,266,989	$ 5,339,662	$ (56,265)	$ 9,338,354	$ 12,506,474	$ 2,055,201

(a)	The Toews Unconstrained Income Fund commenced operations on August 28, 2013.

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Hedged Emerging Markets		Toews Hedged Growth Allocation		Toews Hedged High Yield Bond
	Fund		Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2014	April 30, 2013	April 30, 2014	April 30, 2013	April 30, 2014	April 30, 2013
Operations:
Net investment income (loss)	$ (89,389)	$ (114,695)	$ 711	$ 57,233	$ 3,931,950	$ 3,227,264
Net realized gain (loss) on investments
and futures contracts	(599,671)	186,165	2,851,536	2,227,784	971,754	2,751,937
Distributions of capital gains from underlying
investment companies	-	-	22,969	19,661	491,065	251,237
Net change in unrealized appreciation
(depreciation) on investments
and futures contracts	33,530	-	(608,227)	667,601	(55,107)	394,210
Net increase (decrease) in net assets
resulting from operations	(655,530)	71,470	2,266,989	2,972,279	5,339,662	6,624,648

Distributions to Shareholders:
From net realized gains	-	-	(138,810)	-	(2,185,837)	(556,373)
From net investment income	-	-	(56,883)	(10,436)	(4,435,888)	(3,392,227)
Total Dividends and Distributions
to Shareholders	-	-	(195,693)	(10,436)	(6,621,725)	(3,948,600)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	3,796,260	2,052,810	20,476,146	7,236,193	83,444,149	47,641,081
Reinvestment of dividends and distributions	-	-	168,670	9,746	5,652,879	3,580,604
Cost of shares redeemed	(5,487,689)	(3,406,672)	(18,587,510)	(5,277,902)	(48,256,735)	(18,029,162)
Net increase (decrease) in net assets from
share transactions of beneficial interest	(1,691,429)	(1,353,862)	2,057,306	1,968,037	40,840,293	33,192,523

Total Increase (Decrease) in Net Assets	(2,346,959)	(1,282,392)	4,128,602	4,929,880	39,558,230	35,868,571

Net Assets:
Beginning of year	7,424,359	8,706,751	25,816,761	20,886,881	83,150,220	47,281,649
End of year*	$ 5,077,400	$ 7,424,359	$ 29,945,363	$ 25,816,761	$122,708,450	$ 83,150,220
* Includes undistributed net investment
income (loss) at end of year/period	$ (20,996)	$ (35,964)	$ 274	$ 56,446	$ -	$ -

Share Activity:
Shares Sold	563,410	278,947	1,977,097	815,019	7,616,993	4,390,301
Shares Reinvested	-	-	15,942	1,106	522,380	330,617
Shares Redeemed	(822,266)	(465,386)	(1,828,949)	(598,541)	(4,420,947)	(1,659,364)
Net increase (decrease) in shares of
beneficial interest outstanding	(258,856)	(186,439)	164,090	217,584	3,718,426	3,061,554

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged International		Toews Hedged Large-Cap		Toews Hedged Small & Mid Cap		Toews Unconstrained
	Developed Markets Fund		Fund		Fund		Income Fund (a)

							Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	April 30, 2014	April 30, 2013	April 30, 2014	April 30, 2013	April 30, 2014	April 30, 2013	April 30, 2014
Operations:
Net investment income (loss)	$ (693,207)	$ (436,540)	$ (719,961)	$ (419,918)	$ (962,104)	$ (611,975)	$ 1,070,751
Net realized gain (loss) on investments
and futures contracts	1,309,677	5,132,124	11,356,220	3,569,275	15,348,903	5,146,112	(8,595)
Distributions of capital gains from underlying
investment companies	-	-	-	-	-	-	149,537
Net change in unrealized appreciation
(depreciation) on investments
and futures contracts	(672,735)	1,943,351	(1,297,905)	1,161,147	(1,880,325)	1,999,175	843,508
Net increase (decrease) in net assets
resulting from operations	(56,265)	6,638,935	9,338,354	4,310,504	12,506,474	6,533,312	2,055,201

Distributions to Shareholders:
From net realized gains	(283,794)	-	(8,507,104)	-	(10,710,335)	-	(85,191)
From net investment income	-	-	-	-	-	-	(1,216,805)
From return of capital	(262,755)	-	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	(546,549)	-	(8,507,104)	-	(10,710,335)	-	(1,301,996)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	43,064,922	17,803,144	46,964,270	15,091,186	51,423,672	22,874,957	65,805,737
Reinvestment of dividends and distributions	527,801	-	8,174,949	-	10,295,799	-	1,194,669
Cost of shares redeemed	(11,474,641)	(9,498,896)	(15,157,386)	(9,091,652)	(18,417,264)	(14,572,658)	(6,364,440)
Net increase in net assets from
share transactions of beneficial interest	32,118,082	8,304,248	39,981,833	5,999,534	43,302,207	8,302,299	60,635,966

Total Increase in Net Assets	31,515,268	14,943,183	40,813,083	10,310,038	45,098,346	14,835,611	61,389,171

Net Assets:
Beginning of year/period	46,869,100	31,925,917	43,057,457	32,747,419	62,834,604	47,998,993	-
End of year/period*	$ 78,384,368	$ 46,869,100	$ 83,870,540	$ 43,057,457	$107,932,950	$ 62,834,604	$ 61,389,171
* Includes undistributed net investment
income (loss) at end of year/period	$ (256,040)	$ (161,212)	$ -	$ -	$ -	$ -	$ -

Share Activity:
Shares Sold	4,778,694	2,202,190	4,021,157	1,503,482	4,512,958	2,376,422	6,560,051
Shares Reinvested	56,998	-	715,845	-	923,390	-	118,655
Shares Redeemed	(1,274,725)	(1,176,838)	(1,304,179)	(904,689)	(1,630,583)	(1,516,944)	(630,824)
Net increase in shares of
beneficial interest outstanding	3,560,967	1,025,352	3,432,823	598,793	3,805,765	859,478	6,047,882

(a)	The Toews Unconstrained Income Fund commenced operations on August 28, 2013.

See accompanying notes to financial statements.

Toews Hedged Emerging Markets Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year	For the Year	For the Year	For the Year	For the Period
	ended	ended	ended	ended	ended
	April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011	April 30, 2010*

Net asset value, beginning of period	$ 7.21	$ 7.16	$ 12.09	$ 12.85	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (a)	(0.09)	(0.10)	(0.13)	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	(0.53)	0.15	(3.74)	0.05	2.92
Total from investment operations	(0.62)	0.05	(3.87)	0.07	2.91

LESS DISTRIBUTIONS:
From net investment income	-	-	(0.09)	-	(0.06)
From net realized gains on investments	-	-	(0.97)	(0.83)	-
Total distributions	-	-	(1.06)	(0.83)	(0.06)

Net asset value, end of period	$ 6.59	$ 7.21	$ 7.16	$ 12.09	$ 12.85

Total return (b)	(8.60)%	0.70%	(31.65)%	0.47%	29.12%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 5,077	$ 7,424	$ 8,707	$ 38,760	$ 69,277
Ratios to average net assets
Expenses, net of reimbursement (c)	1.50%	1.50%	1.50%	1.50%	1.50%	(d)
Expenses, before reimbursement (c)	2.36%	2.24%	2.06%	1.76%	1.78%	(d)
Net investment income (loss), net of reimbursement (c) (e)	(1.39)%	(1.39)%	(1.41)%	0.20%	(0.07)%	(d)
Net investment income (loss), before reimbursement (c) (e)	(2.26)%	(2.13)%	(1.98)%	(0.06)%	(0.35)%	(d)
Portfolio turnover rate	0%	114%	107%	419%	206%	(f)

*The Fund commenced operations on May 15, 2009.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Does not include expenses of the investment companies in which the Fund invests.
(d) Annualized for periods of less than one year.
(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year		For the Year		For the Year		For the Period
	ended		ended		ended		ended
	April 30, 2014		April 30, 2013		April 30, 2012		April 30, 2011*

Net asset value, beginning of period	$ 9.66		$ 8.50		$ 10.84		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (a)	0.00	**	0.03		0.00	**	0.10
Net realized and unrealized gain (loss) on investments	0.99		1.13		(1.45)		0.81
Total from investment operations	0.99		1.16		(1.45)		0.91

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.00)	**	(0.01)		(0.07)
From net realized gains on investments	(0.07)		-		(0.88)		-
Total distributions	(0.10)		(0.00)		(0.89)		(0.07)

Net asset value, end of period	$ 10.55		$ 9.66		$ 8.50		$ 10.84

Total return (b)	10.17%		13.70%		(12.75)%		9.17%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 29,945		$ 25,817		$ 20,887		$ 38,382
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%		1.25%		1.25%		1.25%	(c)
Expenses, before reimbursement (d)	1.45%		1.60%		1.65%		1.62%	(c)
Net investment income (loss), net of reimbursement (d)(e)	0.00%		0.35%		(0.04)%		1.32%	(c)
Net investment income (loss), before reimbursement (d)(e)	(0.20)%		0.00%		(0.37)%		0.95%	(c)
Portfolio turnover rate	193%		147%		388%		246%	(f)

* The Fund commenced operations on August 2, 2010.
** Per share amount represents less than $0.01 per share.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year	For the Year	For the Year	For the Period
	ended	ended	ended	ended
	April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$ 11.05	$ 10.60	$ 10.69	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (a)	0.44	0.59	0.44	0.56
Net realized and unrealized gain on investments	0.16	0.50	0.01	0.68
Total from investment operations	0.60	1.09	0.45	1.24

LESS DISTRIBUTIONS:
From net investment income	(0.48)	(0.55)	(0.41)	(0.54)
From net realized gains on investments	(0.25)	(0.09)	(0.13)	(0.01)
Total distributions	(0.73)	(0.64)	(0.54)	(0.55)

Net asset value, end of period	$ 10.92	$ 11.05	$ 10.60	$ 10.69

Total return (b)	5.60%	9.41%	4.41%	12.61%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 122,708	$ 83,150	$ 47,282	$ 29,726
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	1.25%	1.25%	(c)
Expenses, before reimbursement (d)	1.39%	1.44%	1.52%	1.75%	(c)
Net investment income, net of reimbursement (d)(e)	3.98%	5.07%	4.21%	6.02%	(c)
Net investment income, before reimbursement (d)(e)	3.84%	4.88%	3.94%	5.52%	(c)
Portfolio turnover rate	302%	232%	422%	178%	(f)

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year	For the Year	For the Year	For the Period
	ended	ended	ended	ended
	April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$ 9.08	$ 7.72	$ 10.78	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.10)	(0.09)	(0.10)	0.00	**
Net realized and unrealized gain (loss) on investments	0.09	1.45	(2.69)	0.87
Total from investment operations	(0.01)	1.36	(2.79)	0.87

LESS DISTRIBUTIONS:
From net investment income	-	-	-	(0.06)
From net realized gains on investments	(0.04)	-	(0.27)	(0.03)
From return of capital	(0.04)	-	-	-
Total distributions	(0.08)	-	(0.27)	(0.09)

Net asset value, end of period	$ 8.99	$ 9.08	$ 7.72	$ 10.78

Total return (b)	(0.17)%	17.62%	(25.88)%	8.67%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 78,384	$ 46,869	$ 31,926	$ 26,318
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	1.25%	1.25%	(c)
Expenses, before reimbursement (d)	1.44%	1.57%	1.54%	1.84%	(c)
Net investment loss, net of reimbursement (d)(e)	(1.16)%	(1.15)%	(1.18)%	(0.02)%	(c)
Net investment loss, before reimbursement (d)(e)	(1.35)%	(1.48)%	(1.47)%	(0.61)%	(c)
Portfolio turnover rate	0%	140%	44%	529%	(f)

*The Fund commenced operations on June 4, 2010.
**Per share amount represents less than $0.01 per share.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Large-Cap Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year	For the Year	For the Year	For the Period
	ended	ended	ended	ended
	April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$ 11.00	$ 9.88	$ 11.16	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.14)	(0.12)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	2.10	1.24	(0.78)	1.72
Total from investment operations	1.96	1.12	(0.90)	1.61

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.54)	-	(0.38)	(0.45)
Total distributions	(1.54)	-	(0.38)	(0.45)

Net asset value, end of period	$ 11.42	$ 11.00	$ 9.88	$ 11.16

Total return (b)	17.82%	11.34%	(7.67)%	16.21%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 83,871	$ 43,057	$ 32,747	$ 23,998
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	1.25%	1.25%	(c)
Expenses, before reimbursement(d)	1.41%	1.56%	1.57%	1.85%	(c)
Net investment loss, net of reimbursement (d)(e)	(1.16)%	(1.15)%	(1.18)%	(1.15)%	(c)
Net investment loss, before reimbursement (d)(e)	(1.32)%	(1.46)%	(1.50)%	(1.76)%	(c)
Portfolio turnover rate	18%	84%	51%	0%	(f)

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Small & Mid Cap Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year	For the Year	For the Year	For the Period
	ended	ended	ended	ended
	April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$ 10.65	$ 9.52	$ 11.74	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.13)	(0.11)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	2.06	1.24	(1.50)	2.22
Total from investment operations	1.93	1.13	(1.62)	2.11

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.46)	-	(0.60)	(0.37)
Total distributions	(1.46)	-	(0.60)	(0.37)

Net asset value, end of period	$ 11.12	$ 10.65	$ 9.52	$ 11.74

Total return (b)	18.05%	11.87%	(13.30)%	21.26%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 107,933	$ 62,835	$ 47,999	$ 34,909
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	1.25%	1.25%	(c)
Expenses, before reimbursement(d)	1.41%	1.49%	1.52%	1.71%	(c)
Net investment loss, net of reimbursement (d)(e)	(1.16)%	(1.16)%	(1.19)%	(1.16)%	(c)
Net investment loss, before reimbursement (d)(e)	(1.31)%	(1.40)%	(1.46)%	(1.62)%	(c)
Portfolio turnover rate	0%	89%	65%	0%	(f)

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout the period

For the Period
Ended
April 30, 2014*

Net asset value, beginning of period	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (a)	0.22
Net realized and unrealized gain on investments	0.20
Total from investment operations	0.42

LESS DISTRIBUTIONS:
From net investment income	(0.25)
From net realized gains on investments	(0.02)
Total distributions	(0.27)

Net asset value, end of period	$ 10.15

Total return (b) (f)	4.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 61,389
Ratios to average net assets
Expenses, net of reimbursement (c) (d)	1.25%
Expenses, before reimbursement (c) (d)	1.44%
Net investment income, net of reimbursement (c)(d)(e)	3.30%
Net investment income, before reimbursement (c)(d)(e)	3.12%
Portfolio turnover rate (f)	221%

*The Fund commenced operations on August 28, 2013.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Funds

Notes to Financial Statements

April 30, 2014

NOTE 1. ORGANIZATION

The Toews Hedged Emerging Markets Fund (the “Emerging Markets Fund”), Toews Hedged Growth Allocation Fund (the “Growth Allocation Fund”), Toews Hedged High Yield Bond Fund (the “High Yield Bond Fund”), Toews Hedged International Developed Markets Fund (the “International Developed Markets Fund”), Toews Hedged Large-Cap Fund (the “Large-Cap Fund”), Toews Hedged Small & Mid Cap Fund (the “Small & Mid Cap Fund”) and Toews Unconstrained Income Fund (the “Unconstrained Income Fund”) (each a “Fund”, collectively the “Funds”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005.  Each Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.  The primary investment objective of each Fund is as follows:

Fund

Primary Objective

Emerging Markets Fund

Long Term Growth of Capital

Growth Allocation Fund

Long Term Growth of Capital

High Yield Bond Fund

High Level of Current Income

International Developed Markets Fund

Long Term Growth of Capital

Large-Cap Fund

Long Term Growth of Capital

Small & Mid Cap Fund

Long Term Growth of Capital

                Unconstrained Income Fund

High Level of Current Income and Long-Term Growth of Capital

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2014

sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment.  Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.  The following tables summarize the inputs used as of April 30, 2014 for the Funds’ assets measured at fair value:

Emerging Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 1,790,000	$ -	$ 1,790,000
Futures Contracts**	33,530	-	-	$ 33,530
Total	$ 33,530	$ 1,790,000	$ -	$ 1,823,530

Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 6,880,073	$ -	$ -	$ 6,880,073
Variable Rate Bonds & Notes*	-	1,200,000	-	1,200,000
Municipal Bonds*	-	2,705,000	-	2,705,000
Futures Contracts**	146,482	-	-	146,482
Total	$ 7,026,555	$ 3,905,000	$ -	$ 10,931,555

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 121,268,944	$ -	$ -	$ 121,268,944
Exchange Traded Funds*	1,040,018	-	-	1,040,018
Total	$ 122,308,962	$ -	$ -	$ 122,308,962

International Developed Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 2,495,000	$ -	$ 2,495,000
Municipal Bonds*	-	4,860,000	-	4,860,000
Futures Contracts**	1,273,590	-	-	1,273,590
Total	$ 1,273,590	$ 7,355,000	$ -	$ 8,628,590

Large-Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 1,270,000	$ -	$ 1,270,000
Municipal Bonds*	-	3,340,000	-	3,340,000
Total	$ -	$ 4,610,000	$ -	$ 4,610,000

Small & Mid Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 1,100,000	$ -	$ 1,100,000
Municipal Bonds*	-	15,312,000	-	15,312,000
Total	$ -	$ 16,412,000	$ -	$ 16,412,000

Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 58,745,070	$ -	$ -	$ 58,745,070
Exchange Traded Funds*	2,397,815	-	-	2,397,815
Total	$ 61,142,885	$ -	$ -	$ 61,142,885

*Please refer to the Portfolio of Investments for industry classifications.

**Represents cumulative unrealized gain at April 30, 2014.

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2014

There were no transfers into or out of Level 1, Level 2 or Level 3 during the current period presented.  No Funds held Level 3 securities during the year except the High Yield Bond Fund and the Unconstrained Income Fund.  It is the Funds’ policy to record transfers into or out of any level at the end of the period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	High Yield Bond Fund	Unconstrained Income Fund
	Mortgage Note	Mortgage Note
Balance, April 30, 2013	$ 1,000,000	$ -
Net realized gains	(8,039)	85,496
Change in unrealized appreciation (depreciation)	-	-
Purchase of Investments	200,000	2,968,000
Reinvestment of dividends	742	-
Proceeds from sales of investments	(1,201,932)	(3,064,992)
Interest earned from investments	9,229	11,496
Net Transfers in/out of level 3	-	-
Ending balance	$ -	$ -

There was no change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at April 30, 2014.

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds.  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk - ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Futures – The Funds are subject to equity price risk in the normal course of pursuing its investment objective.  To manage equity price risk, the Funds may enter into futures contracts.  Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities.  Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account.  Periodically, the Funds receive from or pays to the broker a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts”  account.  When a contract is closed, the Funds recognize a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2014

As of and for the year ended April 30, 2014, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

Fund	Statements of Assets and Liabilities Net Unrealized Appreciation (Depreciation)	Statements of Operations Change in Unrealized Appreciation (Depreciation)	Statements of Operations Realized Gain (Loss)
Emerging Markets Fund	$ 33,530*	$ 33,530	$(599,671)
Growth Allocation Fund	146,482*	(556,977)	2,756,251
International Developed Markets Fund	1,273,590*	(672,735)	1,309,677
Large-Cap Fund	-	(1,297,905)	11,356,220
Small & Mid Cap Fund	-	(1,880,325)	15,348,903

Such figures can be found on the Statements of Assets & Liabilities and Statements of Operations.

*Cumulative unrealized gain on Futures Contracts.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less.  The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (FDIC) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date.  Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2011-2013) for Emerging Markets Fund and (2012-2013) for Growth Allocation Fund, High Yield Bond Fund, International Developed Markets Fund, Large-Cap Fund, Small & Mid Cap Fund and Unconstrained Income Fund, or expected to be taken in the Funds’ 2014 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska State.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the period, the Funds did not incur any interest or penalties.  Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions - The Funds will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually, except for the High Yield Bond which will pay dividends from net investment income, if any, monthly, and pay distributions from net realized capital gains, if any, annually.  The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises.  All short-term capital gains are included in ordinary income for tax purposes.

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2014

Indemnification - The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with Toews Corporation (the “Advisor”) with respect to the Funds.  The Advisor has overall supervisory responsibility for the general management and investment of the Funds and its securities portfolios.  The Advisor receives a monthly fee payable by the Funds calculated at an annual rate of 1.25% of the average daily net assets of the Emerging Markets Fund and 1.00% of the average daily net assets of each of the Growth Allocation, High Yield Bond, International Developed Markets, Large-Cap, Small & Mid Cap and Unconstrained Income Funds.

The Advisor has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes or extraordinary expenses such as litigation) at least until August 31, 2014, so that the total annual operating expenses of the Emerging Markets Fund does not exceed 1.50% of the Fund’s average net assets, and the expenses of the Growth Allocation, High Yield Bond, International Developed Markets, Large-Cap, Small & Mid Cap and Unconstrained Income Funds do not exceed 1.25% of the Fund’s average net assets.  For the year or period ended April 30, 2014, the Advisor waived the following fees:

Fund

Fees Waived

Emerging Markets Fund

      $55,411

Growth Allocation Fund

        50,463

High Yield Bond Fund

      137,421

International Developed Markets Fund

      113,567

Large-Cap Fund

      100,744

Small & Mid Cap Fund

      132,871

Unconstrained Income Fund

        60,007

Fees waived or expenses reimbursed may be recouped by the Advisor from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above.  The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund

              April 30, 2015      April 30, 2016      April 30, 2017

  Total

Emerging Markets Fund

 $103,652

   $60,926

  $55,411

              $219,989

Growth Allocation Fund

   115,912

     77,584                  50,463

243,959

High Yield Bond Fund

   108,112

   119,574                137,421

365,107

International Developed Markets Fund

                     93,037

   122,553                113,567

329,157

Large-Cap Fund

     94,822

   111,270                100,744

306,836

Small & Mid Cap Fund

   115,559

   125,775                132,871

374,205

Unconstrained Income Fund

-

-                   60,007                 60,007

Pursuant to a separate servicing agreement with Gemini Fund Services, LLC (“GFS”), the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.  A Trustee and certain officers of the Funds are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2014

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) - an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  For the year or period ended April 30, 2014, the Funds did not pay distribution related charges to the Distributor.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for year or period ended April 30, 2014, amounted to the following:

Fund

  Purchases

       Sales

Emerging Markets Fund

$                  -                              $     627,000

Growth Allocation Fund

    19,322,252

      21,392,589

High Yield Bond Fund

  282,014,981

    243,374,999

International Developed Markets Fund

                    -

                        3,350,000

Large-Cap Fund

      1,500,000

        9,370,000

Small & Mid Cap Fund

                   -

        2,245,000

Unconstrained Income Fund

  155,565,254

      95,256,098

NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the year or period ended April 30, 2014 was as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Emerging Markets Fund	$ -	$ -	$ -	$ -
Growth Allocation Fund	56,883	138,810	-	195,693
High Yield Bond Fund	6,531,277	90,448	-	6,621,725
International Developed Markets Fund	-	283,794	262,755	546,549
Large-Cap Fund	3,002,507	5,504,597	-	8,507,104
Small & Mid-Cap Fund	3,703,237	7,007,098	-	10,710,335
Unconstrained Income Fund	1,182,909	119,087	-	1,301,996

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2014

The tax character of fund distributions for the year or period ended April 30, 2013 was as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Emerging Markets Fund	$ -	$ -	$ -	$ -
Growth Allocation Fund	10,436	-	-	10,436
High Yield Bond Fund	3,910,321	38,279	-	3,948,600
International Developed Markets Fund	-	-	-	-
Large-Cap Fund	-	-	-	-
Small & Mid-Cap Fund	-	-	-	-

As of April 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Emerging Markets Fund	$ -	$ -	$ (8,067,419)	$ -	$ (390,650)	$ -	$ (8,458,069)
Growth Allocation Fund	393,175	28,896	-	-	-	78,168	500,239
High Yield Bond Fund	482,551	400,617	-	-	-	1,474,101	2,357,269
International Developed Markets Fund	-	-	-	-	(2,272,662)	-	(2,272,662)
Large-Cap Fund	1,040,220	2,455,954	-	-	-	-	3,496,174
Small & Mid-Cap Fund	1,045,517	2,756,863	-	-	-	-	3,802,380
Unconstrained Income Fund	-	-	-	-	-	764,570	764,570

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Emerging Markets Fund	$ 20,996
Growth Allocation Fund	-
High Yield Bond Fund	-
International Developed Markets Fund	256,040
Large-Cap Fund	-
Small & Mid-Cap Fund	-
Unconstrained Income Fund	-

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2014

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Emerging Markets Fund	$ 369,654
Growth Allocation Fund	-
High Yield Bond Fund	-
International Developed Markets Fund	2,016,622
Large-Cap Fund	-
Small & Mid-Cap Fund	-
Unconstrained Income Fund	-

At April 30, 2014, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
	Short-Term	Long-Term	Total
Emerging Markets Fund	$ 3,226,968	$ 4,840,451	$ 8,067,419
Growth Allocation Fund	-	-	-
High Yield Bond Fund	-	-	-
International Developed Markets Fund	-	-	-
Large-Cap Fund	-	-	-
Small & Mid-Cap Fund	-	-	-
Unconstrained Income Fund	-	-	-

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses, reclassification of Fund distributions and adjustments for RIC distributions, resulted in reclassification for the tax year ended April 30, 2014 for the funds as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Emerging Markets Fund	$ (104,357)	$ 104,357	$ -
Growth Allocation Fund	-	-	-
High Yield Bond Fund	-	503,938	(503,938)
International Developed Markets Fund	(671,835)	598,379	73,456
Large-Cap Fund	-	719,961	(719,961)
Small & Mid-Cap Fund	-	962,104	(962,104)
Unconstrained Income Fund	(11,365)	146,054	(134,689)

NOTE 6.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Toews Funds

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  Additionally, you may incur transactional costs in the form of redemption fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on $1,000 invested on November 1, 2013 and held until April 30, 2014.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period*	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period*	Fund’s Annualized Expense Ratio

Emerging Markets Fund	$1,000.00	$ 949.60	$ 7.25	$1,000.00	$1,017.36	$ 7.50	1.50%
Growth Allocation Fund	$1,000.00	$1,021.30	$ 6.26	$1,000.00	$1,018.60	$ 6.26	1.25%
High Yield Bond Fund	$1,000.00	$1,036.70	$ 6.31	$1,000.00	$1,018.60	$ 6.26	1.25%
International Developed Markets Fund	$1,000.00	$ 963.30	$ 6.08	$1,000.00	$1,018.60	$ 6.26	1.25%
Large-Cap Fund	$1,000.00	$1,055.40	$ 6.37	$1,000.00	$1,018.60	$ 6.26	1.25%
Small & Mid Cap Fund	$1,000.00	$1,045.90	$ 6.34	$1,000.00	$1,018.60	$ 6.26	1.25%
Unconstrained Income Fund	$1,000.00	$1,023.80	$ 6.27	$1,000.00	$1,018.60	$ 6.26	1.25%

*Expenses Paid During Period are equal to the Funds’ annualized expense ratios of 1.50% of the Emerging Markets Fund or 1.25% of the Growth Allocation, High Yield Bond, International Developed Markets, Large-Cap, Small & Mid Cap and Unconstrained Income Funds multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period ending April 30, 2014).

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Toews Hedged Emerging Markets Fund, Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large-Cap Fund, Toews Hedged Small & Mid Cap Fund, and Toews Unconstrained Income Fund

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Toews Hedged Emerging Markets Fund, Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large-Cap Fund, Toews Hedged Small & Mid Cap Fund, as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the statements of assets and liabilities of Toews Unconstrained Income Fund, (collectively, the Funds), each a series of the Northern Lights Fund Trust, as of April 30, 2014 and the related statements of operations, changes in net assets, and the financial highlights for the period from August 28, 2013 (commencement of operations) through April 30, 2014. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of Toews Hedged Emerging Markets Fund, Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large Cap Fund and Toews Hedged Small & Mid Cap Fund for the periods ended prior to May 1, 2012 were audited by other auditors whose report dated June 27, 2012 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform,   audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Toews Hedged Emerging Markets Fund, Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large-Cap Fund, Toews Hedged Small & Mid Cap Fund as of April 30, 2014, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the two years in the period then ended and the financial position of Toews Unconstrained Income Fund as of April 30, 2014 and the results of it’s operations, changes in net assets and financial highlights for the period from August 28, 2013 (commen cement of operations) through April 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado

June 30, 2014

Toews Funds

SUPPLEMENTAL INFORMATION (Unaudited)

April 30, 2014

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	106	Two Roads Shared Trust (since 2012) (Chairman of the Valuation Committee); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	106	Schroder Global Series Trust and Two Roads Shared Trust (since 2012)
Anthony J. Hertl^ Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	106

AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen^ Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010).	106	AdvisorOne Funds (16 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Variable Trust (since 2006)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	133	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)
Mark H. Taylor^ Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	133

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

Toews Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2014

 Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, GemCom LLC (2004 - 2011).	106	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

  ^ These Trustees were named in the SEC order instituting settled administrative proceedings against Northern Lights Compliance Services, LLC, Gemini Fund Services, LLC and certain Trustees.  For more information, please see the “Legal Proceedings” in the Statement of Additional Information (“SAI”).

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-558-6397.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

                                                                                                                                                                                 Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISER

Toews Corporation

Cornerstone Commerce Center

1201 New Road, Suite 111

Linwood, NJ  08221

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark Gersten and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Gersten and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2014 - $80,500

2013 - $80,400

(b)

Audit-Related Fees

2014 – None

2013 – None

(c)

Tax Fees

2014 – $17,500

2013 – $18,600

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2014 - None

2013 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2014

2013

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 - $17,500

2013 - $18,600

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/7/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/7/14

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

7/7/14